UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02819

Natixis Cash Management Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

ITEM I	SCHEDULE OF INVESTMENTS

NATIXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2008 (Unaudited)

Principal Amount	Description	Value(†)
Commercial Paper — 46.6% of Net Assets
	Banking — 31.9%
$11,000,000	Westpac Banking Corp.,
	2.650%, 10/08/2008(b)	$10,994,332
5,000,000	Bank of America Corp.,
	2.550%, 10/16/2008	4,994,687
11,900,000	Depfa Bank PLC,
	2.630%, 10/20/2008(b)	11,883,482
11,000,000	Barclays U.S. Funding LLC,
	2.700%, 11/04/2008	10,971,950
11,000,000	HSBC Bank USA,
	2.700%, 11/13/2008	10,964,525
11,100,000	Bank of Scotland PLC,
	2.665%, 11/17/2008	11,061,380
10,000,000	Anglo Irish Bank Corp.,
	2.950%, 11/26/2008(b)	9,954,111
6,000,000	Societe Generale North America,
	2.770%, 12/02/2008	5,971,377
10,000,000	Abbey National North America LLC,
	3.020%, 12/17/2008	9,935,406

		86,731,250

	Education — 6.3%
8,100,000	John Hopkins University, Series C,
	3.600%, 10/22/2008	8,100,000
9,000,000	Tennessee State School Bond Authority,
	2.400%, 10/23/2008	9,000,000

		17,100,000

	Financial — 4.0%
11,000,000	Danske Corp.,
	2.510%, 10/06/2008(b)	10,996,165

	Distribution/Wholesale — 4.4%
5,000,000	Louis Dreyfus Corp., (Credit Support: Calyon),
	5.750%, 10/01/2008	5,000,000
7,000,000	Louis Dreyfus Corp., (Credit Support: Calyon),
	4.380%, 10/17/2008	6,986,373

		11,986,373

	Total Commercial Paper
	(Identified Cost $126,813,788)	126,813,788

Certificates of Deposit — 41.1%
10,000,000	Royal Bank of Scotland,
	2.680%, 10/06/2008	10,000,000
11,000,000	Landesbank Hessen-Thueringen Girorent,
	2.880%, 10/07/2008	11,000,000
11,100,000	Bayerische Landesbank Girozentrale,
	2.790%, 10/14/2008	11,092,054
10,000,000	Toronto Dominion Bank (The),
	2.610%, 10/20/2008	10,001,349
11,000,000	Canadian Imperial Bank of Commerce,
	2.820%, 10/21/2008	11,000,000
10,000,000	Norddeutsche Landesbank Girozentrale,
	3.000%, 10/27/2008	10,000,036
11,000,000	DNB Nor Bank ASA,
	2.750%, 11/10/2008	11,000,121
11,000,000	Rabobank Nederland,
	2.720%, 11/25/2008	10,984,930
11,000,000	Australia & New Zealand Banking Group,
	2.755%, 12/03/2008	11,000,470
11,000,000	Skandinaviska Enskilda Banken,
	2.885%, 12/04/2008	10,999,709
5,000,000	Societe Generale,
	2.900%, 12/08/2008	4,998,543

	Total Certificates of Deposit
	(Identified Cost $112,077,212)	112,077,212

Medium Term Notes — 2.2%
	Broker/Dealer — 1.8%
5,000,000	Merrill Lynch & Co., Inc.,
	2.566%, 2/03/2009(c)(d)	5,000,391

	Cosmetics & Personal Care — 0.4%
1,100,000	Procter & Gamble Co.,
	2.844%, 9/09/2009(c)	1,100,000

	Total Medium Term Notes
	(Identified Cost $6,100,391)	6,100,391

Variable Rate Demand Notes — 5.6%
	Municipal — 3.7%
10,000,000	Colorado, Southern Ute Indian Tribe Reservation,
	8.000%, 1/01/2027(e)	10,000,000

	Real Estate — 1.7%
540,000	Pine Tree Country Club, (Credit Support: Regions Bank),
	4.430%, 8/01/2023(e)	540,000
4,080,000	Storage World LLC, Series 2004, (Credit Support: Regions Bank),
	9.000%, 12/01/2024(e)	4,080,000
100,000	J&M, LLC, (Credit Support: First Commercial),
	9.210%, 10/01/2026(e)	100,000

		4,720,000

	Special Purpose — 0.2%
395,000	Tanner & Guin LLC, (Credit Support: Amsouth Bank),
	3.530%, 9/01/2029(e)	395,000

	Total Variable Rate Demand Notes
	(Identified Cost $15,115,000)	15,115,000

Time Deposit — 4.4%
12,000,000	National Bank of Canada,
	5.500%, 10/01/2008	12,000,000

	Total Time Deposits
	(Identified Cost $12,000,000)	12,000,000

	Total Investments — 99.9%
	(Identified Cost $272,106,391)(a)	272,106,391
	Other assets less liabilities—0.1%	307,745

	Net Assets — 100%	$272,414,136

1

NATIXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES — PORTFOLIO OF INVESTMENTS

(continued)

Investments as of September 30, 2008 (Unaudited)

(†)	The Fund employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the 1940 Act which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.
(a)	The aggregate cost for federal income tax purposes was $272,106,391.
(b)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resale of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2008, these securities amounted to $43,828,090 which represents 16.1% of net assets.
(c)	Floating rate note. Rate shown is as of September 30, 2008.
(d)	Illiquid security. At September 30, 2008, the value of this security amounted to $5,000,391 or 1.8% of net assets.
(e)	Variable rate demand notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks or other financial institutions. Maturity dates shown represent the ultimate maturity of the note.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	272,106,391
Level 3 - Significant Unobservable Inputs	—

Total	$272,106,391

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Net Assets Summary at September 30, 2008 (Unaudited)

Certificates of Deposit	41.1%
Banking	31.9
Education	6.3
Time Deposits	4.4
Distribution & Wholesale	4.4
Financial	4.0
Municipal	3.7
Other Investments, less than 2% each	4.1

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

2

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Cash Management Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 19, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 19, 2008